Financial risk management - Derivative Contracts (Details) ton in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ton	Dec. 31, 2018 USD ($) ton
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	101,839	216,195
Notional amount	$ 37,965	$ 55,828
Fair Value Asset/ (Liability)	(166)	6,032
Loss/(Gain)	$ 50	$ 12,885
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	221	(97)
Notional amount	$ 923	$ (14,791)
Fair Value Asset/ (Liability)	445	(209)
Loss/(Gain)	$ (446)	$ (209)
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	107	25
Notional amount	$ 7,118	$ 8,089
Fair Value Asset/ (Liability)	759	527
Loss/(Gain)	$ (687)	$ 177
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	13	(14)
Notional amount	$ 515	$ (2,483)
Fair Value Asset/ (Liability)	(28)	(11)
Loss/(Gain)	$ 28	$ (85)
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	101,498	208,837
Notional amount	$ 29,409	$ 64,753
Fair Value Asset/ (Liability)	(1,342)	5,483
Loss/(Gain)	$ 1,155	$ 12,765
Sugar | Buy put
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		6,326
Notional amount		$ 128
Fair Value Asset/ (Liability)		267
Loss/(Gain)		$ 393
Sugar | Sell call
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		1,118
Notional amount		$ 132
Fair Value Asset/ (Liability)		(25)
Loss/(Gain)		$ (156)